Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 637.1	$ 298.0
Accounts receivable, net of allowance for doubtful accounts of $15.5 at March 31, 2015 and $5.8 at December 31, 2014	431.4	563.1
Inventories	369.5	406.5
Assets from coal trading activities, net	61.8	57.6
Deferred income taxes	83.9	80.0
Other current assets	225.2	305.8
Total current assets	1,808.9	1,711.0
Property, plant, equipment and mine development, net	10,451.8	10,577.3
Deferred income taxes	1.1	0.7
Investments and other assets	889.9	902.1
Total assets	13,151.7	13,191.1
Current liabilities
Current portion of long-term debt	104.1	21.2
Liabilities from coal trading activities, net	38.1	32.7
Accounts payable and accrued expenses	1,619.3	1,809.2
Total current liabilities	1,761.5	1,863.1
Long-term debt, less current portion	6,287.5	5,965.6
Deferred income taxes	86.4	89.1
Asset retirement obligations	731.8	722.3
Accrued postretirement benefit costs	782.6	781.9
Other noncurrent liabilities	992.8	1,042.6
Total liabilities	10,642.6	10,464.6
Stockholders' equity
Additional paid-in capital	2,395.7	2,386.0
Treasury stock, at cost — 0.8 shares as of March 31, 2015 and 0.9 shares as of December 31, 2014	(371.5)	(467.1)
Retained earnings	1,316.7	1,570.5
Accumulated other comprehensive loss	(835.5)	(764.8)
Peabody Energy Corporation stockholders' equity	2,505.6	2,724.8
Noncontrolling interests	3.5	1.7
Total stockholders' equity	2,509.1	2,726.5
Total liabilities and stockholders' equity	13,151.7	13,191.1
Preferred Stock [Member]
Stockholders' equity
Preferred Stock	0.0	0.0
Perpetual Preferred Stock [Member]
Stockholders' equity
Preferred Stock	0.0	0.0
Series Common Stock [Member]
Stockholders' equity
Common Stock	0.0	0.0
Common Stock [Member]
Stockholders' equity
Common Stock	$ 0.2	$ 0.2